FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2024
FAIR VALUE MEASUREMENTS
Schedule of Investments Measured at Fair Value on Recurring Basis

	Fair Value Measurements at Reporting Date Using
		Quote prices in
	Balance as of	active market	Significant other	Significant
	December 31,	for identical	observable	unobservable
Description	2023	assets (Level 1)	inputs (Level 2)	inputs (Level 3)
Assets:
Short term investments - equity linked notes	48,875	48,875	—	—
Foreign exchange forward contracts- receivable	103,100	—	103,100	—
Equity securities applying fair value option	228,706	—	—	228,706
Available-for-sale securities – current	104,134	—	—	104,134
Equity securities with readily determinable fair value	330,414	330,414	—	—

Liabilities:
Convertible senior notes	782,969	—	—	782,969
Foreign exchange forward contracts- payable	25,307	—	25,307	—
Foreign exchange options	1,159	—	—	1,159
Financial liabilities measured at fair value(current and non-current portion)	831,333	—	—	831,333

	Fair Value Measurements at Reporting Date Using
		Quote prices in
	Balance as of	active market	Significant other	Significant
	December 31,	for identical	observable	unobservable
Description	2024	assets (Level 1)	inputs (Level 2)	inputs (Level 3)
Assets:
Short-investment – open-ended funds	520,376	—	520,376	—
Foreign exchange forward contracts- receivable	115,220	—	115,220	—
Equity securities applying fair value option	97,372	—	—	97,372
Available-for-sale securities	150,922	—	—	150,922
Equity securities with readily determinable fair value	542,024	542,024	—	—

Liabilities:
Foreign exchange forward contracts- payable	15,765	—	15,765	—
Foreign exchange options	5,024	—	—	5,024
Financial liabilities measured at fair value(current and non-current portion)	3,194,444	—	—	3,194,444

Schedule of Reconciliation of Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance on January 1,	1,098,736	1,070,699	782,969
Foreign exchange loss/(gain)	60,038	(54,377)	6,093
Change in fair value of convertible senior notes	12,083	84,669	(323,474)
Change in the instrument-specific credit risk	(100,158)	(70,732)	(421)
Conversion of convertible senior notes	—	(247,290)	(465,167)
Balance on December 31,	1,070,699	782,969	—

Schedule of changes in Level 3 fair value of available-for-sale securities-current

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance on January 1,	—	104,499	—
Addition	100,000	—	—
Interest accrual	3,526	1,974	—
Settlement of puttable bond	—	(105,500)	—
Change in fair value	973	(973)	—
Balance on December 31,	104,499	—	—

Schedule of changes in Level 3 fair value of available-for-sale securities - non-current

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance on January 1,	—	—	104,134
Addition	—	85,000	57,000
Change in fair value	—	19,134	(10,212)
Balance on December 31,	—	104,134	150,922

Schedule of assets Measured on Recurring Basis, Equity Securities

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance on January 1,	—	178,871	228,706
Addition	77,000	—	—
Change in fair value	101,871	49,835	(131,334)
Balance on December 31,	178,871	228,706	97,372

Schedule of level 3 fair value of guarantee liabilities

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance on January 1,	—	—	831,333
Additions	—	830,540	2,398,089
Change in fair value of financial liabilities	—	—	(34,978)
Profit distribution	—	793	—
Balance on December 31,	—	831,333	3,194,444

Schedule of fair value of call spread option contracts

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance on January 1,	(2,659)	(3,226)	(1,159)
Addition of foreign exchange options	3,596	(72,240)	(5,207)
Change in fair value of foreign exchange options gain/(loss)	(4,163)	74,307	1,342
Balance on December 31,	(3,226)	(1,159)	(5,024)

Schedule of Change in Fair Value of rate swap Derivatives

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance on January 1,	12,294	—	—
Cash settlement	(12,294)	—	—
Balance on December 31,	—	—	—

Schedule of Change in Fair Value of Derivatives

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance on January 1,	12,142	—	—
Cancellation	(12,142)	—	—
Balance on December 31,	—	—	—

			Type of derivatives
								Equity
	Foreign	Foreign				Available-	Available-	securities
For the year	exchange	exchange		Foreign		for-sale	for-sale	applying
ended	forward -	forward -	Convertible	exchange	Financial	securities	securities	fair value
December 31	realized	unrealized	senior notes	Options	liabilities	-current	non-current	option	Total
2022	(150,538)	(13,818)	(12,083)	(4,163)	—	973	—	101,871	(77,758)
2023	(407,245)	18,079	(31,188)	74,307	—	(973)	19,134	49,835	(278,051)
2024	86,242	29,070	323,474	1,342	34,978	—	(10,212)	(131,334)	333,560

Summary of significant unobservable inputs adopted in the valuation of Level 3 instruments

Unobservable inputs of available-for-sale securities
Expected volatility	44.79%-48.08%
Risk free interest rate	1.14%-1.84%

Unobservable inputs of equity securities applying fair value option
Expected volatility	55.32%
Risk free interest rate	0.95%

Unobservable inputs of foreign exchange option
Expected volatility	6.68%-6.85%
Risk free interest rate	1.08%

Unobservable inputs of financial liabilities
Expected volatility	52.66%
Risk free interest rate	0.32%-0.99%